Net Income per Share (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Net Income per Share [Abstract]
Incremental Common Shares Attributable to Call Options and Warrants	764,778
Payments for Repurchase of Warrants	$ 2,707